Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans I: N Prospectus dated November 29, 2004

On or about July 6, 2005, Class N shares of the Portfolios may no longer be exchanged for Class T shares of Fidelity Advisor funds.

The following information replaces the similar information found in the "Plan Features: 6. Making Advance Investments" section on page 12.

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 9. Partial Redemption of Your Plan Shares" section on page 12.

When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds, subject to minimum initial investment requirements. For more information, see "Completed Plans and Exchanges" on page 15 and "Exchanging Shares" on page F-10 of the Fund's prospectus.

I.DESIN-PRO-05-02 April 14, 2005
1.814536.100

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 14. Terminating Your Plan" section beginning on page 15.

Options following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds, subject to minimum initial investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" and "Exchanging Shares" on page F-10 of the Funds' prospectus.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 15. Completed Plans and Exchanges" section on page 15.

Fund shares held by you directly may be exchanged at NAV for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds, subject to minimum initial investment requirements. To exchange into a Fidelity fund, you will need to complete a Fidelity fund application. FMR is the investment adviser of the Fidelity funds. For more information, see "Exchanging Shares" on page F-10 of the Fund's prospectus.

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans II: N Prospectus dated November 29, 2004

On or about July 6, 2005, Class N shares of the Portfolios may no longer be exchanged for Class T shares of Fidelity Advisor funds.

The following information replaces the similar information found in the "Plan Features: 6. Making Advance Investments" section on page 12.

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 9. Partial Redemption of Your Plan Shares" section on page 12.

When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds, subject to minimum initial investment requirements. For more information, see "Completed Plans and Exchanges" on page 15 and "Exchanging Shares" on page F-10 of the Fund's prospectus.

I.DESIIN-PRO-05-02 April 14, 2005
1.814537.100

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 14. Terminating Your Plan" section beginning on page 15.

Options following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds, subject to minimum initial investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" on page 15 and "Exchanging Shares" on page F-10 of the Fund's prospectus.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 15. Completed Plans and Exchanges" section on page 15.

Fund shares held by you directly may be exchanged at NAV for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds, subject to minimum initial investment requirements. To exchange into a Fidelity fund, you will need to complete a Fidelity fund application. FMR is the investment adviser of the Fidelity funds. For more information, see "Exchanging Shares" on page F-10 of the Fund's prospectus.

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans I: O Prospectus dated November 29, 2004

On or about July 6, 2005, Class O shares of the Portfolios may no longer be exchanged for Class T shares of Fidelity Advisor funds.

The following information replaces the similar information found in the "Plan Features: 6. Making Advance Investments" section beginning on page 12.

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 9. Partial Redemption of Plan Shares" section on page 13.

When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds, subject to minimum initial investment requirements. For more information, see "Completed Plans and Exchanges" on page 16 and "Exchanging Shares" on page F-10 of the Fund's prospectus.

I.DESIO-PRO-05-02 April 14, 2005
1.814538.100

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 14. Terminating Your Plan" section on page 16.

Options Following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds, subject to minimum initial investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" below and "Exchanging Shares" on page F-10 of the Fund's prospectus.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 15. Completed Plans and Exchanges" section on page 16.

Fund shares held directly by you may be exchanged at NAV for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds, subject to minimum initial investment requirements. To exchange into a Fidelity fund, you will need to complete a Fidelity fund application. FMR is the investment adviser of the Fidelity funds. For more information, see "Exchanging Shares" on page F-10 of the Fund's prospectus.

Supplement to the
Fidelity® Systematic Investment Plans:
Destiny® Plans II: O Prospectus dated November 29, 2004

On or about July 6, 2005, Class O shares of the Portfolios may no longer be exchanged for Class T shares of Fidelity Advisor funds.

The following information replaces the similar information found in the "Plan Features: 6. Making Advance Investments" section beginning on page 12.

You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your Plan ahead of schedule, you may make advance investments singly or in lump-sum amounts at any time during the life of your Plan.

There is no restriction on the number of advance investments you may make during the life of your Plan, but the total amount of all your investments made during the life of your Plan may not exceed the total Face Amount of your Plan. Investments made in excess of this limit will be returned to you at the address of record. Monthly investments may also be paid in lump-sum amounts to make a Plan that is in arrears current. When you make advance investments, you pay the applicable Creation and Sales Charges that you pay on regular monthly investments.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 9. Partial Redemption of Plan Shares" section on page 13.

When you make partial redemptions, you may elect to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds, subject to minimum initial investment requirements. For more information, see "Completed Plans and Exchanges" on page 16 and "Exchanging Shares" on page F-10 of the Fund's prospectus.

I.DESIIO-PRO-05-02 April 14, 2005
1.814539.100

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 14. Terminating Your Plan" section on page 16.

Options Following Termination. When you terminate your Plan, you may choose to hold Fund shares directly by instructing the Custodian to deliver any or all of the Fund shares that have accumulated in your Plan for at least 60 days, properly registered in your name, to Fidelity Service Company, Inc., the transfer agent of the Fund. You may exchange your Fund shares for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds, subject to minimum initial investment requirements. You may also receive a check for the proceeds by directing the Custodian, as your agent, to withdraw the shares, redeem them, and send the proceeds to you. For more information, see "Completed Plans and Exchanges" below and "Exchanging Shares" on page F-10 of the Fund's prospectus.

Effective on or about July 6, 2005, the following information replaces the similar information found in the "Plan Features: 15. Completed Plans and Exchanges" section on page 16.

Fund shares held directly by you may be exchanged at NAV for shares of any of the Fidelity funds, including Class A shares of any of the Fidelity Advisor funds, subject to minimum initial investment requirements. To exchange into a Fidelity fund, you will need to complete a Fidelity fund application. FMR is the investment adviser of the Fidelity funds. For more information, see "Exchanging Shares" on page F-10 of the Fund's prospectus.